CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (2,267)	$ (376)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	988	1,251
Foreign Exchange differences	(131)	0
Increase in deferred tax	0	450
Increase in trade receivables, net	(1,147)	(113)
Decrease (increase) in other accounts receivable and prepaid expenses	2	(171)
Increase in inventories, net	(1,163)	(389)
Increase in other non-current assets	232	0
Increase (decrease) in trade payables	(988)	(65)
Increase in employees and payroll accruals	(70)	(637)
Increase (decrease) in accrued severance pay	(136)	(32)
Increase in accrued expenses, other liabilities, related parties and accrued interest	492	(1,514)
Net cash used in operating activities	(4,188)	(1,596)
Cash flows from investing activities:
Purchase of property and equipment	(492)	0
Decrease (Increase) In Severance Pay Fund	127	19
Capitalization of software development costs	(439)	(405)
Net cash provided by (used in) investing activities	(804)	(386)
Cash flows from financing activities:
Short & Long-term loan, net	8,290	3,086
Related parties	(1,391)	(384)
Proceeds from exercise of options, warrants and debt conversion, net	5,022	0
Liability for future earn-out	0	(30)
Net cash provided by (used in) financing activities	11,921	2,672
Increase (decrease) in cash, cash equivalents and restricted cash	6,929	690
Cash, cash equivalents and restricted cash at the beginning of the year	3,952	1,210
Cash, cash equivalents and restricted cash at the end of the period	$ 10,881	$ 1,900